Quarterly Report
March 31, 2019
MFS®  Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 2.2%
United Technologies Corp.	154,445	$19,906,416
Apparel Manufacturers – 6.0%
Adidas AG	39,228	$9,531,271
LVMH Moet Hennessy Louis Vuitton SE	48,661	17,898,582
NIKE, Inc., “B”	202,708	17,070,041
VF Corp.	124,338	10,806,216
		$55,306,110
Broadcasting – 0.4%
Walt Disney Co.	31,562	$3,504,329
Brokerage & Asset Managers – 3.3%
Blackstone Group LP	557,694	$19,502,559
Charles Schwab Corp.	165,148	7,061,728
CME Group, Inc.	23,934	3,939,058
		$30,503,345
Business Services – 13.2%
Accenture PLC, “A”	193,060	$33,982,421
Cognizant Technology Solutions Corp., “A”	240,651	17,435,165
Equifax, Inc.	74,476	8,825,406
Experian PLC	340,918	9,231,353
Fidelity National Information Services, Inc.	169,606	19,182,439
Fiserv, Inc. (a)	185,547	16,380,089
Verisk Analytics, Inc., “A”	128,432	17,081,456
		$122,118,329
Cable TV – 2.1%
Comcast Corp., “A”	494,827	$19,783,183
Chemicals – 1.9%
LyondellBasell Industries N.V., “A”	27,655	$2,325,233
PPG Industries, Inc.	138,299	15,609,808
		$17,935,041
Computer Software – 4.7%
Microsoft Corp.	366,947	$43,277,729
Computer Software - Systems – 2.6%
Apple, Inc.	126,546	$24,037,413
Construction – 1.7%
Sherwin-Williams Co.	37,252	$16,044,809
Consumer Products – 6.4%
Church & Dwight Co., Inc.	104,818	$7,466,186
Colgate-Palmolive Co.	275,798	18,903,195
Estee Lauder Cos., Inc., “A”	93,585	15,492,997
L'Oréal	22,571	6,071,502
Reckitt Benckiser Group PLC	134,583	11,186,854
		$59,120,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.5%
Amphenol Corp., “A”	147,586	$13,938,022
Fortive Corp.	135,228	11,344,277
Mettler-Toledo International, Inc. (a)	22,268	16,099,764
		$41,382,063
Electronics – 5.2%
Analog Devices, Inc.	137,207	$14,443,781
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	292,236	11,969,987
Texas Instruments, Inc.	205,691	21,817,644
		$48,231,412
Food & Beverages – 1.7%
PepsiCo, Inc.	128,850	$15,790,567
Gaming & Lodging – 2.1%
Marriott International, Inc., “A”	111,337	$13,927,145
Paddy Power Betfair PLC	76,777	5,944,892
		$19,872,037
Health Maintenance Organizations – 0.4%
Cigna Corp.	24,378	$3,920,470
Insurance – 3.0%
Aon PLC	160,012	$27,314,048
Internet – 8.1%
Alibaba Group Holding Ltd., ADR (a)	95,004	$17,333,480
Alphabet, Inc., “A” (a)	49,143	57,835,905
		$75,169,385
Leisure & Toys – 1.7%
Electronic Arts, Inc. (a)	154,199	$15,671,244
Machinery & Tools – 1.9%
Nordson Corp.	135,827	$17,999,794
Medical Equipment – 7.5%
Abbott Laboratories	232,330	$18,572,460
Danaher Corp.	104,731	13,826,587
Thermo Fisher Scientific, Inc.	87,481	23,945,299
Waters Corp. (a)	52,097	13,113,336
		$69,457,682
Oil Services – 0.1%
Schlumberger Ltd.	21,165	$922,159
Other Banks & Diversified Financials – 5.4%
Mastercard, Inc., “A”	85,059	$20,027,141
Visa, Inc., “A”	193,961	30,294,769
		$50,321,910
Pharmaceuticals – 3.0%
Elanco Animal Health, Inc. (a)	461,894	$14,812,940
Eli Lilly & Co.	41,338	5,364,019
Zoetis, Inc.	76,961	7,747,664
		$27,924,623

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 2.1%
Moody's Corp.	107,022	$19,380,614
Railroad & Shipping – 1.8%
Union Pacific Corp.	101,043	$16,894,390
Restaurants – 1.9%
Starbucks Corp.	236,706	$17,596,724
Specialty Chemicals – 1.6%
Ecolab, Inc.	81,929	$14,463,746
Specialty Stores – 2.5%
AutoZone, Inc. (a)	5,393	$5,523,079
TJX Cos., Inc.	339,723	18,076,661
		$23,599,740
Total Common Stocks		$917,450,046
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.48% (v)	9,727,494	$9,727,493

Other Assets, Less Liabilities – (0.1)%		(715,695)
Net Assets – 100.0%		$926,461,844
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,727,493 and $917,450,046, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$917,450,046	$—	$—	$917,450,046
Mutual Funds	9,727,493	—	—	9,727,493
Total	$927,177,539	$—	$—	$927,177,539
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,791,206	47,643,213	(44,706,925)	9,727,494

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(132)	$971	$—	$36,567	$9,727,493